Weighted Average Assumptions Used to Calculate the Fair Value of Stock Option Awards (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk Free Interest Rate		2.80%
Expected Volatility		62.60%
Dividend Yield	0.00%	0.00%
Expected Life in Years	6 years	6 years 6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk Free Interest Rate	1.64%
Expected Volatility	55.60%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk Free Interest Rate	2.75%
Expected Volatility	74.10%